Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	May 31, 2012
Registrant Name	dei_EntityRegistrantName	FRANKLIN TEMPLETON INTERNATIONAL TRUST
Central Index Key	dei_EntityCentralIndexKey	0000876441
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Sep. 27, 2012
Document Effective Date	dei_DocumentEffectiveDate	Oct. 01, 2012
Prospectus Date	rr_ProspectusDate	Oct. 01, 2012
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summary
Franklin Templeton Global Allocation Fund
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Total return.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts in Class A if you and your family invest, or agree to invest in the future, at least $50,000 in Franklin Templeton funds. More information about these and other discounts is available from your financial professional and under “Your Account” on page 39 in the Fund's Prospectus and under “Buying and Selling Shares” on page 75 of the Fund’s Statement of Additional Information.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. For the period September 1, 2011 (commencement of operations) to May 31, 2012, the Fund's portfolio turnover rate was 15.34% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	15.34%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts in Class A if you and your family invest, or agree to invest in the future, at least $50,000 in Franklin Templeton funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example reflects adjustments made to the Fund's operating expenses due to the fee waiver and/or expense reimbursement by the investment manager and/or administrator for the 1 Year numbers only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	If you do not sell your shares:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the Fund seeks to achieve its investment goal by (1) investing in a diversified core portfolio of equity and fixed income investments, and (2) tactically adjusting the Fund's exposure to certain asset classes, regions, currencies and sectors independent of the investment processes of the investment strategies that comprise the core portfolio.

Under normal market conditions, the Fund’s baseline allocation between broad asset classes is:

50% Global Equity (U.S./International/Emerging)

35% Global Fixed Income (U.S./International/Emerging)

5% Commodity-linked Instruments

10% Cash and Derivative Instruments

The Fund is structured as a multi-manager fund, with the investment manager responsible for monitoring the Fund's overall investment performance, managing portions of the Fund's core portfolio, managing the tactical allocation portion of the Fund, and re-balancing the Fund’s portfolio to maintain the baseline allocation to various asset classes and investment strategies. The baseline allocation also may change from time to time, at the discretion of the investment manager.

The investment manager sub-contracts with various other investment managers within Franklin Templeton Investments (the "Sub-Advisors") who independently manage separate portions of the Fund's core equity and fixed income portfolio. The allocations to each strategy may change from time to time, at the discretion of the investment manager, and are subject to periodic rebalancing due to changing market values of securities held in the portfolio or at the discretion of the investment manager.

Franklin U.S. Growth Equity
The goal of this strategy is to seek capital appreciation by investing predominantly in equity securities of U.S. companies in any industry and of any market capitalization.

Templeton Global Bond
The goal of this strategy is to seek current income with capital appreciation and growth of income by investing predominantly in debt securities of governments and government agencies located around the world.

Mutual Series Equity
The goal of this strategy is to seek capital appreciation by focusing on undervalued mid- and large-cap equity securities, which may include foreign securities and, to a lesser extent, distressed securities and merger arbitrage securities.

Franklin Non-U.S. Growth Equity
The goal of this strategy is to seek capital appreciation by investing predominantly in the equity securities of mid- and large-capitalization companies outside the U.S. with long-term growth potential.

Franklin Templeton Global Low Duration Bond
The goal of this strategy is to seek to maximize long-term total return while controlling overall risk by investing primarily in investment-grade debt securities, targeting an estimated average duration of three (3) years or less, across different debt sectors around the world, including government and corporate debt securities, and mortgage and asset-backed securities.

Templeton Emerging Markets Equity
The goal of this strategy is to seek long-term capital appreciation by investing predominantly in equity securities of companies located in emerging market countries, applying a "bottom-up," value-oriented, long term approach.

Templeton Equity
The goal of this strategy is to seek long-term capital growth by investing primarily in equity securities of companies located outside the U.S., including emerging markets, applying a "bottom-up," value-oriented, long term approach.

The tactical allocation portion of the Fund is comprised of cash and various derivative instruments. The investment manager makes tactical investment decisions based on quantitative research and a systematic investment strategy driven by bottom-up fundamentals analysis, top-down macroeconomic analysis and short-term sentiment indicators. The tactical allocation portion of the Fund is intended to manage the Fund’s allocation to cash and to adjust the Fund’s equity, fixed income, country/regional, and currency exposures. The investment manager does not attempt to time the direction of the entire market, but keeps the flexibility to shift the Fund's net exposure (the value of securities held long less the value of securities held short) depending on which market opportunities look more attractive. The Fund may, from time to time, have a net short position in certain asset classes, regions, currencies and sectors.

For purposes of pursuing its investment goal, the Fund regularly enters into various transactions involving derivative instruments. The tactical allocation portion primarily uses stock index futures, government bond futures, and currency forwards and futures contracts. Stock index futures may allow the Fund to obtain net long or net short exposures to a selected reference index and the underlying securities without actually having to purchase or sell such underlying securities. Bond/interest rate futures may allow the Fund to obtain net long or net short exposures to selected interest rates, durations or credit risks. Currency forwards and futures contracts may allow the Fund to obtain net long or net negative (short) exposure to selected currencies. The Fund may maintain significant positions in currency-related derivative instruments which could expose a large amount of the Fund's assets to obligations under the instruments. The derivative instruments in the tactical allocation portion may be used to adjust or obtain net long or net negative (short) exposure to various asset classes, regions, currencies, sectors or securities, for hedging purposes, or to otherwise enhance Fund returns. The use of derivative instruments may allow the investment manager to make tactical allocations with fewer transaction costs than it might otherwise incur by changing allocations to the separate portions of the core portfolio.

The investment manager and some of the Sub-Advisors also may enter into various transactions involving derivative instruments with respect to the Fund's core equity and fixed income portfolio, and its allocation to commodities, to obtain exposure to various asset classes, regions, currencies, sectors or securities, for hedging purposes, or to otherwise enhance Fund returns. Exposure to commodities is currently obtained through the use of exchange-traded notes (ETNs). Because the investment decisions related to the tactical allocation portion of the portfolio are based on factors separate and independent from the investment decisions related to the core portfolio strategies, it is possible that investments in the tactical allocation portion of the Fund will be contrary to individual investments held in the core portfolio portion.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money by investing in the Fund. Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. government.

Market

The market values of securities owned by the Fund will go up or down, sometimes rapidly or unpredictably. A security’s market value may be reduced by market activity or other results of supply and demand unrelated to the issuer. This is a basic risk associated with all securities. When there are more sellers than buyers, prices tend to fall. Likewise, when there are more buyers than sellers, prices tend to rise.

Individual stock prices tend to go up and down more dramatically than those of other types of investments. A slower-growth or recessionary economic environment could have an adverse effect on the prices of the various stocks held by the Fund.

Credit

An issuer of debt securities may fail to make interest payments and repay principal when due, in whole or in part. Changes in an issuer's financial strength or in a security's credit rating may affect a security's value.

Interest Rate

When interest rates rise, debt security prices generally fall. The opposite is also generally true: debt security prices rise when interest rates fall. In general, securities with longer maturities are more sensitive to these interest rate changes.

Foreign Securities

Investing in foreign securities typically involves more risks than investing in U.S. securities, and includes risks associated with: political and economic developments - the political, economic and social structures of some foreign countries may be less stable and more volatile than those in the U.S.; trading practices - government supervision and regulation of foreign security and currency markets, trading systems and brokers may be less than in the U.S.; availability of information - foreign issuers may not be subject to the same disclosure, accounting and financial reporting standards and practices as U.S. issuers; limited markets - the securities of certain foreign issuers may be less liquid (harder to sell) and more volatile; and currency exchange rate fluctuations and policies. Although not typically subject to currency exchange rate risk, depositary receipts may be subject to the same risks as foreign securities generally. The risks of foreign investments typically are greater in less developed countries or emerging market countries.

Currency Management Strategies

Currency management strategies may substantially change the Fund’s exposure to currency exchange rates and could result in losses to the Fund if currencies do not perform as the investment manager expects. In addition, currency management strategies, to the extent that they reduce the Fund’s exposure to currency risks, may also reduce the Fund’s ability to benefit from favorable changes in currency exchange rates. Using currency management strategies for purposes other than hedging further increases the Fund’s exposure to foreign investment losses. Currency markets generally are not as regulated as securities markets. In addition, currency rates may fluctuate significantly over short periods of time, and can reduce returns.

Emerging Market Countries

The Fund’s investments in emerging market countries are subject to all of the risks of foreign investing generally, and have additional heightened risks due to a lack of established legal, political, business and social frameworks to support securities markets, including: delays in settling portfolio securities transactions; currency and capital controls; greater sensitivity to interest rate changes; pervasiveness of corruption and crime; currency exchange rate volatility; and inflation, deflation or currency devaluation.

Asset Allocation

The Fund’s ability to achieve its investment goal depends upon the investment manager’s skill in determining the Fund’s asset allocation mix and selecting Sub-Advisors. There is the possibility that the investment manager’s evaluations and assumptions regarding asset classes and Sub-Advisors will not be successful in view of actual market trends.

Smaller and Midsize Companies

Securities issued by smaller and midsize companies may be more volatile in price than those of larger companies, involve substantial risks and should be considered speculative. Such risks may include greater sensitivity to economic conditions, less certain growth prospects, lack of depth of management and funds for growth and development and limited or less developed product lines and markets. In addition, smaller and midsize companies may be particularly affected by interest rate increases, as they may find it more difficult to borrow money to continue or expand operations, or may have difficulty in repaying any loans.

Derivative Instruments

The performance of derivative instruments (including currency-related derivatives) depends largely on the performance of an underlying currency, security or index, and such instruments often have risks similar to their underlying instrument, in addition to other risks. Derivatives involve costs and can create economic leverage in the Fund's portfolio which may result in significant volatility and cause the Fund to participate in losses (as well as gains) in an amount that exceeds the Fund's initial investment. Other risks include illiquidity, mispricing or improper valuation of the derivative instrument, and imperfect correlation between the value of the derivative and the underlying instrument so that the Fund may not realize the intended benefits. When used for hedging, the change in value of the derivative may also not correlate specifically with the currency, security or other risk being hedged. With over-the-counter derivatives, there is the risk that the other party to the transaction will fail to perform.

Growth Style Investing

Growth stock prices reflect projections of future earnings or revenues, and can, therefore, fall dramatically if the company fails to meet those projections. Prices of these companies’ securities may be more volatile than other securities, particularly over the short term.

Value Style Investing

A value stock may not increase in price as anticipated by the investment manager if other investors fail to recognize the company's value and bid up the price, the markets favor faster-growing companies, or the factors that the investment manager believes will increase the price of the security do not occur.

Management

The Fund is subject to management risk because it is an actively managed investment portfolio. The Fund's investment manager applies investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these decisions will produce the desired results.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	Because the Fund is new, it does not have a full calendar year of performance.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Because the Fund is new, it does not have a full calendar year of performance.
Franklin Templeton Global Allocation Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Cumulative Sales Charge (as a percentage of Offering Price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.30%	[1]
Other expenses of the Fund	rr_Component1OtherExpensesOverAssets	1.21%	[2]
Other expenses of the Subsidiary (including Subsidiary management fee)	rr_Component2OtherExpensesOverAssets	0.05%	[2]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%	[3]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	2.33%	[2]
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.01%)	[4]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.32%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	702
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,169
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,662
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	3,014
Franklin Templeton Global Allocation Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Cumulative Sales Charge (as a percentage of Offering Price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%	[1]
Other expenses of the Fund	rr_Component1OtherExpensesOverAssets	1.21%	[2]
Other expenses of the Subsidiary (including Subsidiary management fee)	rr_Component2OtherExpensesOverAssets	0.05%	[2]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%	[3]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	3.03%	[2]
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.01%)	[4]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	2.02%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	305
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	842
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,505
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	3,283
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	205
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	841
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,503
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	3,275
Franklin Templeton Global Allocation Fund | Class R
Risk/Return:	rr_RiskReturnAbstract
Maximum Cumulative Sales Charge (as a percentage of Offering Price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%	[1]
Other expenses of the Fund	rr_Component1OtherExpensesOverAssets	1.21%	[2]
Other expenses of the Subsidiary (including Subsidiary management fee)	rr_Component2OtherExpensesOverAssets	0.05%	[2]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%	[3]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	2.53%	[2]
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.01%)	[4]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.52%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	155
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	691
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,255
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,790
Franklin Templeton Global Allocation Fund | Advisor Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Cumulative Sales Charge (as a percentage of Offering Price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[1]
Other expenses of the Fund	rr_Component1OtherExpensesOverAssets	1.21%	[2]
Other expenses of the Subsidiary (including Subsidiary management fee)	rr_Component2OtherExpensesOverAssets	0.05%	[2]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%	[3]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	2.03%	[2]
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.01%)	[4]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.02%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	104
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	539
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,000
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,278

[1]	Class A and Class C distribution and service (12b-1) fees have been restated to reflect the maximum annual contractual rate for the current fiscal year. Consequently, the total annual Fund operating expenses differ from the ratio of expenses to net assets shown in the Financial Highlights.
[2]	Other expenses of the Fund and other expenses of the Subsidiary have been restated to exclude non-recurring prior period expenses. If such expenses were included in the table above, the amounts stated would have been greater.
[3]	Total annual Fund operating expenses differ from the ratio of expenses to average net assets shown in the Financial Highlights, which reflect the operating expenses of the Fund and do not include acquired fund fees and expenses.
[4]	The investment manager has contractually agreed to waive the management fee it receives from the Fund in an amount equal to the management fee paid by a Cayman Islands-based company that is wholly owned by the Fund (Subsidiary). This waiver may not be terminated and will remain in effect for as long as the investment manager’s contract with the Subsidiary is in place. Additionally, the investment manager and administrator have contractually agreed to waive or assume certain expenses so that common expenses (excluding Rule 12b-1 fees and acquired fund fees and expenses) do not exceed 1.00% (other than certain non-routine expenses), until September 30, 2013. Contractual fee waiver and/or expense reimbursement agreements may not be terminated during their terms.